Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Commodity Strategy Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%